PROPERTY, PLANT AND EQUIPMENT	9 Months Ended
Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

7.	PROPERTY, PLANT AND EQUIPMENT

The table below sets out costs and accumulated amortization as at September 30, 2022:

	Vehicles	Furniture	Leasehold improvement	Buildings	Exploration Equipment	Computer Equipment and Software	Total
Cost
Balance – December 31, 2021	-	-	-	-	-	-	-
Purchases	234,407	19,405	96,231	533,807			883,850
Deemed acquisition from NAN					11,279	1,950	13,229
Balance – September 30, 2022	234,407	19,405	96,231	533,807	11,279	1,950	897,079

Property, Plant and Equipment

Equipment is stated at historical cost less accumulated amortization and accumulated impairment losses.

Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of a significant replaced part is derecognized. All other repairs and maintenance are charged to the condensed interim consolidated statements of comprehensive loss during the financial period in which they are incurred. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in profit or loss.

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

Depreciation and amortization are calculated on a straight-line method to charge the cost, less residual value, of the assets to their residual values over their estimated useful lives. The depreciation and amortization rate applicable to each category of equipment is as follows:

Equipment	Depreciation rate
Vehicles	30%
Furniture	20%
Leasehold improvement	10%